SIGNIFICANT ACCOUNTING POLICIES (Fair Value of Options) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (years)	2 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%	0.00%
Expected volatility	75.00%	75.20%
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest	2.10%	2.10%
Expected life (years)	5 years 6 months	5 years 6 months
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest	3.50%	3.60%
Expected life (years)	6 years	6 years 3 months